Financial Risk Management - Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
HKD [Member]
Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss [Line Items]
Foreign currencies	$ 86,490	$ (140,599)
RMB [Member]
Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss [Line Items]
Foreign currencies	(3,252)	(3,265)
KHR [Member]
Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss [Line Items]
Foreign currencies	$ 14,394	$ 8,296